Related Party Transactions - Transactions with Other Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023	Jan. 31, 2023
Related Party Transaction [Line Items]
Additional paid in capital	$ 337,200,000	$ 2,265,600,000
Rig operating and maintenance expenses	359,300,000	264,900,000	$ 180,500,000
Other financial income / (expenses)	(300,000)	100,000	(4,500,000)
General and administrative expenses	45,100,000	36,800,000	34,700,000
Income / (loss) before income taxes	56,100,000	(274,400,000)	(183,300,000)
$250m Convertible Bonds
Related Party Transaction [Line Items]
Principal	$ 250,000,000			$ 250,000,000
Borr Arabia Well Drilling LLC | Front End Limited Company
Related Party Transaction [Line Items]
Ownership percentage, non-controlling	3.00%
Drew Holdings Limited | $250m Convertible Bonds
Related Party Transaction [Line Items]
SLA shares issued (in shares)					15,000,000
Other affiliates
Related Party Transaction [Line Items]
Additional paid in capital	$ 600,000	1,600,000	0
Income / (loss) before income taxes	4,300,000	500,000	900,000
Other affiliates | Front End Limited Company
Related Party Transaction [Line Items]
Rig operating and maintenance expenses	2,700,000	0	0
Other affiliates | Drew Holdings Limited
Related Party Transaction [Line Items]
Other financial income / (expenses)	1,000,000.0	0	0
Other affiliates | Magni Partners Limited
Related Party Transaction [Line Items]
Additional paid in capital	600,000	1,600,000	0
General and administrative expenses	$ 600,000	$ 500,000	$ 900,000